Condensed Interim Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Software	$ 12,012	$ 10,488
Maintenance and technical support	15,210	14,434
Consulting services	112,725	101,318
Total revenues	139,947	126,240
Cost of revenues:
Software	4,916	4,672
Maintenance and technical support	1,933	1,950
Consulting services	87,879	79,157
Total cost of revenues	94,728	85,779
Gross profit	45,219	40,461
Operating costs and expenses:
Research and development, net	3,118	3,523
Selling and marketing	14,335	13,595
General and administrative	12,215	10,664
Total operating costs and expenses	29,668	27,782
Operating income	15,551	12,679
Financial expense (income), net	(447)	822
Income before taxes on income	15,998	11,857
Taxes on income	3,410	2,834
Net income	12,588	9,023
Net income attributable to redeemable non-controlling interests	1,417	872
Net income attributable to non-controlling interests	873	304
Net income attributable to Magic Software Enterprises' shareholders	$ 10,298	$ 7,847
Net earnings per share attributable to Magic Software Enterprises' shareholders:
Basic earnings per share	$ 0.23	$ 0.18
Diluted earnings per share	$ 0.23	$ 0.18